TRADE AND OTHER PAYABLES (CURRENT) (Tables)	12 Months Ended
Jun. 30, 2022
Trade And Other Payables
SCHEDULE OF TRADE AND OTHER PAYABLES
	2022 $	2021 $
Trade payables	1,153,856	269,665
Accrued expenses	953,439	485,422
Other payables	15,084	5,263
Total current trade and other payables	2,122,379	760,350